INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
Finite-Lived Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net
	US dollars
	December 31,	Year ended December 31,				December 31,
	2021	2022				2022
(in thousands)	Opening balance	Impairment	Amortization (*)	Additions	Translation differences	Closing balance
Costumer relationship	1,845	-	(1,487)	-	-	358
Technology	13,606	-	(4,223)	2,432	(522)	11,293
Others	1,302	-	(531)	172	26	969
	16,753	-	(6,241)	2,604	(496)	12,620

	US dollars
	December 31,	Year ended December 31,				December 31,
	2022	2023				2023
(in thousands)	Opening balance	Impairment	Amortization (*)	Additions	Translation differences	Closing balance
Costumer relationship	358	-	(358)	-	-	-
Technology	11,293	-	(4,497)	3,477	(97)	10,176
Others	969	-	(419)	41	63	654
	12,620	-	(5,274)	3,518	(34)	10,830

During the years 2021-2023, the impairment analysis of intangible assets did not result in any impairment charge.

(*)
As of December 31, 2023, the estimated aggregate amortization of intangible assets for the next five years is as follows: 2024- US$ 4,707 thousand, 2025- US$ 3,688 thousand, 2026- US$ 1,311 thousand, 2027- US$ 517 thousand and 2028 – US$ 608 thousand.